Equity reserves and long-term incentive plan awards (Narrative) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2020 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share yr	Dec. 31, 2022 USD ($) yr
Disclosure of reserves within equity [line items]
Description for number of shares issuable under two plans			Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity‐settled, may not exceed 5% of the issued and outstanding common shares of the Company.
Description of vesting requirements for Stock options arrangement			Options granted typically vest in one-third increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.
Share-based payments			$ 1,100	$ 100
Number of share options exercised in share-based payment arrangement | Share			29,333
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.84
Proceeds from exercise of options			$ 19	$ 0
Option life, share options granted (years) | yr			3.65	3.76
Expected dividend, share options granted
Forfeiture rate, share options granted			20.28%	15.92%
Restricted share units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted			24.23%	22.80%
Performance Share Units [Member]
Disclosure of reserves within equity [line items]
Forefeiture rate, restricted share units granted			18.84%	18.84%
Description of vesting requirements for Stock options arrangement			PSUs vest in either one-half or one-third increments every twelve months following the grant date for a total vesting period of two or three years and also contain a performance condition(s) applied to the number of units that vest on a yearly basis.
Performance Share Units [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier			0.00%
Performance Share Units [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Parentage of performance multiplier			150.00%
Deferred Share Units [Member]
Disclosure of reserves within equity [line items]
Description of vesting requirements for Stock options arrangement			For all DSUs granted during the year ended December 31, 2023, the awards vest over a service period of one year and had an estimated weighted-average forfeiture rate of nil (year ended December 31, 2022 - awards granted had no vesting terms or conditions and had an estimated weighted-average forfeiture rate of nil).
Phantom Share Units [Member]
Disclosure of reserves within equity [line items]
Phantom shares granted | shares	1,000,000